Other long-term liabilities	12 Months Ended
Dec. 31, 2025
Non-current liabilities [abstract]
Other long-term liabilities
21. Other long – term liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Provision for maintenance	Other long-term liabilities	Total
Balance at January 1, 2025	$7,697	$184,406	$22,169	$4,479	$3,163	$221,914
Increases	87	—	—	2,863	43	2,993
Used	(13,732)	—	—	(4,292)	(20)	(18,044)
Remeasurement	—	14,450	(763)	—	—	13,687
Reclassification	(50)	—	—	—	50	—
Effect of movements in exchange rates	6,662	—	—	—	—	6,662
Unwinding of discount and changes in the discount rate	—	17,021	1,154	—	—	18,175
Balance at December 31, 2025	$664	$215,877	$22,560	$3,050	$3,236	$245,387

Current	$—	$—	$—	$3,050	$—	$3,050
Non-current	664	215,877	22,560	—	3,236	242,337
	$664	$215,877	$22,560	$3,050	$3,236	$245,387

Provision for litigation
The Company is the plaintiff in an action initiated in October 2003 against Empresa Brasileira de Infraestrutura Aeroportuária (“INFRAERO”), Brazil’s airport operator, in regards to the legality of the Additional Airport Tariffs (Adicional das Tarifas Aeroportuárias, or ATAERO), which is a 50% surcharge imposed on all airlines who fly to Brazil. Similar suits have been filed against INFRAERO by other major airline carriers. In this case, the court of first and second instance ruled in favor of INFRAERO. As a result, the Company deposited the amounts due into an escrow account. As of December 31, 2025, the aggregate balance of such escrow account in Brazilian reais amounted to the equivalent of $8.0 million U.S. dollars. The amounts deposited were recognized as an expense when paid.
The Company will be required to release the escrowed fund to INFRAERO once the Company receives the final notification from the respective court.
Although the formal legal documentation authorizing the release of the escrow balance remains pending at the reporting date, management considers the obligation irreversible and acknowledges that the Company no longer controls the escrowed funds. Accordingly, during 2025, the Company derecognized the deposit for litigation by offsetting the related provision for litigation, with no effect on profit or loss (see Note 17).
As of December 31, 2025, the balance of the provisions relates to ongoing litigation and expected payments related to labor legal cases.
Provision for return condition
For operating leases, the Company is contractually obliged to return aircraft in an agreed-upon condition. The Company accrues for return conditions related to aircraft held under operating leases throughout the duration of the lease. The Company does not plan to return aircraft in 2026.
During 2025, the provision for return conditions increased by $14.5 million from a remeasurement of the provision, mainly reflecting extensions of lease terms, revisions to assumptions regarding expected aircraft utilization, and the discount rate used to measure the obligation.
Dismantling provision
For leases under IFRS 16 the Company recognizes a dismantling provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend on the aircraft utilization.
Provision for maintenance
Provision for maintenance include the accrual of formal agreements with third parties for operational maintenance events. The cost of these agreements is billed by power by the hour and charged to the consolidated statement of profit or loss. As of December 31, 2025, the provision for maintenance amounts to $3.0 million (2024: $4.5 million) and the Company has presented the estimated balance of the current portion of this provision as “Accrued expenses payable” in the consolidated statement of financial position (see Note 20).
Other long-term liabilities
Other long-term liabilities include the provision for the non-compete agreement established with senior management related to covenants not to compete with the Company in the future (relative to the $3.1 million trust fund). This provision is accounted for as “Other long-term employee benefits” under IAS 19 Employee Benefits. The accrued amount is revalued annually using the projected benefit method as required by IAS 19 (see Note 23 - Compensation of key management personnel).